Summary Of Assets Held Under Capital Leases (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	$ 189,371	$ 369,243
Less: Accumulated Depreciation	(81,190)	(301,726)
Net	108,181	67,517
Funiture and Equipment
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	92,446	91,893
Computer and Software
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	$ 96,925	$ 277,350